COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12: COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space under short-term leases with terms under a year. Total rent expense for the nine months ended January 31, 2024 and 2023 amounted to $6,983 and $9,207, respectively.

Contingencies

In connection with the Gameface acquisition on February 2, 2022, the Company agreed to earn-out consideration of common shares of the Company’s common stock with a fair value of $1,334,000.

The Company issued 14,960 common shares to the former Gameface shareholders in June 2022. The remaining balance of the contingent consideration of $418,455 was converted on October 23, 2023.

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes would individually or taken together have a material adverse effect on the Company’s business or financial statements.

On February 8, 2023, Oasis Capital, LLC (“Oasis”) filed a complaint against the Company in the United States District Court for the Southern District of New York seeking damages (i) in the amount of $764,647.53 in for an alleged breach of the terms of the 8% senior convertible note and the securities purchase agreement entered into between Oasis and the Company in connection with the Note (as defined below), which in December 2021 was increased to $600,000 in principal amount (the “Note”) and (ii) an unspecified amount of damage for an alleged breach of the exclusivity provisions of a term sheet that the Company and Oasis entered into on July 7, 2022 plus an actual damages in an amount to be proven at trial, interest and costs, reasonable attorney’s fees and such other legal and equitable relief as the court deems just and proper. On June 30, 2023, the United States District Court for the Southern District of New York granted the Company’s motion to dismiss this complaint but with leave to amended complaint. On July 31, 2023 Oasis filed an amended complaint against the Company and its Chief Executive Officer, Mike Ballardie, seeking damages in an amount to be proven at trial, interest and costs for breach of fiduciary duty and violations of Section 10(b) of the Securities and Exchange Act of 1934, as amended, and Rule 10b-5 thereunder. The Company believes the claims made in the amended complaint are without merit and the Company and Mike Ballardie are vigorously defending itself.

Except for the Oasis lawsuit against Mike Ballardie, we know of no pending proceedings to which any director, member of senior management, or affiliate is either a party adverse to us or has a material interest adverse to us.

Nasdaq Compliance

On July 26, 2023, the Company received a letter from the Listing Qualifications Department of Nasdaq indicating that the Company’s stockholders’ equity as reported in its Quarterly Report on Form 10-Q for the quarterly period ended January 31, 2023 did not satisfy the continued listing requirement under Nasdaq Listing Rule 5550(b)(1), which requires that a listed company’s stockholders’ equity be at least $2.5 million (the “Minimum Stockholders’ Equity Requirement”). In addition, the Company did not meet the alternatives of listed securities or net income from continuing operations as of the date of the letter. The Company timely submitted a compliance plan to the Panel and on August 23, 2023 received notice from Nasdaq that it has until January 22, 2024 to demonstrate compliance with the Minimum Stockholders’ Equity Requirement. On January 22, 2024, the Company consummated and received a cash investment of $16,500,000 (as described in more detail below), which increased the Company’s stockholder equity to $4,045,326, which has brought the Company back into compliance with the Minimum Stockholders’ Equity Requirement. On January 30, 2024, the Company received a letter from Nasdaq confirming that following the receipt of a an investment of $16.5 million as disclosed in the Company’s current report filed on Form 8-K on January 24, 2024 (i) the Company has regained compliance with the minimum shareholder equity requirement in Listing Rule 5550(b)(1) (the “Equity Rule”), as required by the Nasdaq Hearing Panel’s decision dated April 12, 2023, and (ii) in application of Listing Rule 5815(d)(4)(B), the Company will be subject to a mandatory panel monitor for a period of one year from the date of such letter. If, within that one-year monitoring period, the Company is no longer in compliance with the Equity Rule, then, notwithstanding Rule 5810(c)(2), the Company will not be permitted to provide Nasdaq with a plan of compliance with respect to such deficiency and Nasdaq will not be permitted to grant additional time for the Company to regain compliance with respect to such deficiency, nor will the Company be afforded an applicable cure or compliance period pursuant to Ruel 5810(c)(3). Instead, Nasdaq will issue a delist determination letter and the Company will have the opportunity to request a new hearing. The Company will have the opportunity to respond/present to the hearing panel as provided by Listing Rule 5815(d)(4)(C) and the Company’s securities may at that time be delisted from Nasdaq.

On December 12, 2023, the Company received a letter (“Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Capital Market (“Nasdaq”) informing the Company that because the closing bid price for the Company’s common stock listed on Nasdaq was below $1.00 for 30 consecutive trading days, the Company is not in compliance with the minimum bid price requirement for continued listing on the Nasdaq as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). In accordance with Nasdaq Marketplace Rule 5810(c)(3)(A), the Company has a period of 180 calendar days from December 12, 2023, or until June 10, 2024, to regain compliance with the Minimum Bid Price Requirement. If at any time before June 10, 2024, the closing bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of 10 consecutive trading days (which number days may be extended by Nasdaq), Nasdaq will provide written notification that the Company has achieved compliance with the Minimum Bid Price Requirement, and the matter would be resolved. The Notice also disclosed that in the event the Company does not regain compliance by June 10, 2024, the Company may be eligible for an additional 180-calendar day compliance period. To qualify for additional time, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for Nasdaq, with the exception of the bid price requirement, and would need to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split, if necessary. In the event the Company is not eligible for the second grace period, Nasdaq will provide written notice that the Company’s common stock is subject to delisting. If the Company is notified by Nasdaq that its securities will be subject to delisting, the Company may appeal the delisting determination and request a hearing before the Nasdaq Hearings Panel (the “Panel”). If the request for a Panel is timely made, any further suspension or delisting action would be stayed pending the conclusion of the hearing process and expiration of any extension that may be granted by the Panel. There can be no assurance that the Company will be able to satisfy the Nasdaq’s continued listing requirements, regain compliance with the Minimum Bid Price Requirement, the Minimum Stockholders’ Equity Requirement, and maintain compliance with other Nasdaq listing requirements.

The Company offers no assurance that it will regain compliance with the Bid Price Rule and/or any other delinquency in a timely manner.

Note 13: COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space under short-term leases with terms under a year. Total rent expense for the years ended April 30, 2023 and 2022 amounted to $4,900 and $22,176, respectively.

Contingencies

In connection with the Gameface acquisition on February 2, 2022, the Company agreed to earn-out consideration of common shares of the Company’s common stock with a fair value of $1,334,000 which is included as a current liability on the Company’s consolidated balance sheet as of January 31, 2023 and April 30, 2022. The Company issued 598,396 common shares to the former Gameface shareholders in June 2022. The balance of the contingent consideration as of April 30, 2023 is $418,455.

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes would individually or taken together have a material adverse effect on the Company’s business or financial statements.

Nasdaq Compliance

On March 21, 2023, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company’s failure to file its Quarterly Report on Form 10-Q for the period ended January 31, 2023 (“Additional Delinquency”) serves as an additional basis for delisting the Company’s securities from Nasdaq. The Company received a letter from the Nasdaq on February 14, 2023, indicating that, due to the Company’s failure, in violation of Listing Rule 5250(c)(1), to file its (i) Annual Report on Form 10-K with respect to the fiscal year ended April 30, 2022; and (ii) Quarterly Reports on Form 10-Q for the periods ended July 31, 2022 and October 31, 2022 (collectively, the “Delinquent Filings”), by February 13, 2023 (the due date for filing the Delinquent Filings pursuant to an exception to Nasdaq’s Listing Rule previously granted by Nasdaq), absent the submission of a timely appeal by February 21, 2023, trading of the Company’s common stock would have been suspended from the Nasdaq at the opening of business on February 23, 2023. Nasdaq would also have filed a Form 25-NSE with the Securities and Exchange Commission (the “SEC”), which would have resulted in the removal of the Company’s securities from listing and registration on the Nasdaq (the “Staff Determination”). Additionally, on October 10, 2022, the Company received a letter from Nasdaq indicating that the Company’s common stock is subject to potential delisting from Nasdaq because, for a period of 30 consecutive business days, the bid price of the Company’s common stock had closed below the minimum $1.00 per share requirement for continued listing under Nasdaq Listing Rule 5450(a)(1).

On January 12, 2023, Nasdaq notified the Company that due to the resignations from the Company’s board, audit committee and compensation committee on November 17, 2022 (“Corporate Governance Deficiencies”), the Company no longer complies with Nasdaq’s independent director, audit committee and compensation committee requirements as set forth in Listing Rule 5605. The Company timely submitted its plan of compliance with respect to the Corporate Governance Deficiencies by February 27, 2023 as required by the Nasdaq. However, pursuant to Listing Rule 5810(c)(2)(A), the Corporate Governance Deficiencies serve as an additional and separate basis for delisting and the Company.

On February 21, 2023, consistent with the Company’s previously announced intention to request an appeal of the Staff Determination by requesting a hearing before the Nasdaq Hearings Panel (the “Panel”) to stay the suspension of the Company’s securities and the filing of the Form 25-NSE with the SEC (the “Hearing”), the Company appealed the Staff Determination to the Panel, and requested that the stay of delisting, which otherwise would expire on March 8, 2023, pursuant to Listing Rule 5815(a)(1)(B), be extended until the Panel issued a final decision on the matter. The Nasdaq granted the Company’s request to extend the stay, pending the Hearing scheduled for March 30, 2023, and a final determination regarding the Company’s listing status. The Company is required to address the Additional Delinquency, the Delinquent Filings, and the Corporate Governance Deficiencies before the Panel. Although the Company is working diligently to file the Delinquent Filings and Additional Delinquency, there can be no assurance that they will be filed prior to the Hearing. If the Company’s appeal is denied or the Company fails to timely regain compliance with Nasdaq’s continued listing standards, the Company’s common stock will be subject to delisting on the Nasdaq.

On March 21, 2023, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company’s failure to file its Quarterly Report on Form 10-Q for the period ended January 31, 2023 (“Additional Delinquency”) serves as an additional basis for delisting the Company’s securities from Nasdaq. The Company received a letter from the Nasdaq on February 14, 2023, indicating that, due to the Company’s failure, in violation of Listing Rule 5250(c)(1), to file its (i) Annual Report on Form 10-K with respect to the fiscal year ended April 30, 2022; and (ii) Quarterly Reports on Form 10-Q for the periods ended July 31, 2022 and October 31, 2022 (collectively, the “Delinquent Filings”), by February 13, 2023 (the due date for filing the Delinquent Filings pursuant to an exception to Nasdaq’s Listing Rule previously granted by Nasdaq), absent the submission of a timely appeal by February 21, 2023, trading of the Company’s common stock would have been suspended from the Nasdaq at the opening of business on February 23, 2023. Nasdaq would also have filed a Form 25-NSE with the Securities and Exchange Commission (the “SEC”), which would have resulted in the removal of the Company’s securities from listing and registration on the Nasdaq (the “Staff Determination”). Additionally, on October 10, 2022, the Company received a letter from Nasdaq indicating that the Company’s common stock is subject to potential delisting from Nasdaq because, for a period of 30 consecutive business days, the bid price of the Company’s common stock had closed below the minimum $1.00 per share requirement for continued listing under Nasdaq Listing Rule 5450(a)(1).

On March 30, 2023, the Company had its hearing with the Nasdaq.

On April 12, 2023, Nasdaq notified the Company that the Panel had granted the Company’s request for continued listing on the Nasdaq had been granted subject to the following:

1. On or before May 31, 2023, the Company shall file the delinquent Form 10-K for the year ended April 30, 2022, with the SEC;

2. On or before June 30, 2023, the Company shall file all delinquent Forms 10-Q with the SEC;

3. On or before July 15th, the Company will demonstrate compliance with Listing Rules 5605(b)(1), 5605(c)(2) and 5605(d)(2) (majority independent director, audit committee and compensation committee composition requirements).

On April 12, 2023, the Company received a letter from the Listing Qualifications Department of the Nasdaq indicating that the Company had not yet regained compliance with the Bid Price Rule, which serves as an additional basis for delisting the Company’s securities from the Nasdaq. The letter further indicated that the Panel will consider this matter in its decision regarding the Company’s continued listing on the Nasdaq Capital Market. In that regard, the Nasdaq indicated that the Company should present its views with respect to this additional delinquency to the Panel in writing no later than April 19, 2023, which it did.

On April 26, 2023, Nasdaq notified the Company that the Panel had granted the Company’s request to regain compliance with the Bid Price Rule by October 9, 2023.

On June 29, 2023, the Company received an extension until July 25, 2023 to file their delinquent 10-Q’s for the fiscal year ending April 30, 2023.

On July 26, 2023, the Company received a letter from the Listing Qualifications Department of Nasdaq indicating that the Company’s stockholders’ equity as reported in its Quarterly Report on Form 10-Q for the quarterly period ended January 31, 2023 did not satisfy the continued listing requirement under Nasdaq Listing Rule 5550(b)(1), which requires that a listed company’s stockholders’ equity be at least $2.5 million (the “Minimum Stockholders’ Equity Requirement”). As reported in its Form 10-Q for the period ended January 31, 2023, the Company’s stockholders’ equity as of January 31, 2023 was approximately $(11.7) million. In addition, the Company did not meet the alternatives of listed securities or net income from continuing operations as of the date of the letter. The Nasdaq has given the Company until January 22, 2024 to regain compliance with the Minimum Stockholders’ Equity Requirement and net income from continuing operations requirement.

The Company offers no assurance that it will regain compliance with the Bid Price Rule, the Minimum Stockholders’ Equity Requirement and/or any other delinquency in a timely manner.